Income Taxes (Details) - Schedule of components of the deferred income tax assets and liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
RMB [Member]
Deferred tax assets:
Tax loss carry forward | ¥	¥ 24,991		¥ 28,314
Allowance for doubtful accounts, credit losses and impairment losses | ¥	1,723		1,723
Other temporary book/tax differences | ¥	6,041
Subtotal | ¥	32,755		30,037
Less: valuation allowances | ¥	6,353		6,059
Total | ¥	¥ 26,403		¥ 23,978
US Dollar [Member]
Deferred tax assets:
Tax loss carry forward | $		$ 3,622
Allowance for doubtful accounts, credit losses and impairment losses | $		250
Other temporary book/tax differences | $		876
Subtotal | $		4,748
Less: valuation allowances | $		920
Total | $		$ 3,828